A La Carte Charts Corporation

42211 N. 42nd Drive #A105

Phoenix, AZ 90212

July 14, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Washington, D.C. 20549

RE:	A La Carte Charts Corporation Registration Statement Amendment 2 on Form S-1 Filed July 12, 2017 File No. 333-218440

Gentlepersons:

In regard to the above referenced Registration Statement, A La Carte Charts Corporation (the “Company”) and its management acknowledge that:

* Should the Commission or its staff, acting pursuant to its delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the filing;

* The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and

* The Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,
A LA CARTE CHARTS CORPORATION

/s/ David Meyers
David Meyers
Chief Executive Officer